DERIVATIVE LIABILITY WARRANTS (Details - Changes in fair value of warrant liabilities) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Private Placement Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	$ 251,250	$ 88,125	$ 194,250
Change in valuation inputs	(38,250)	163,125	(106,125)
Fair value of liabilities, ending	213,000	251,250	88,125
Public Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	216,000	81,000	165,000
Change in valuation inputs	(19,500)	135,000	(84,000)
Fair value of liabilities, ending	196,500	216,000	81,000
Warrant Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of liabilities, beginning	467,250	169,125	359,250
Change in valuation inputs	(57,750)	298,125	(190,125)
Fair value of liabilities, ending	$ 409,500	$ 467,250	$ 169,125